Other Accrued Liabilities	12 Months Ended
Apr. 28, 2024
Payables and Accruals [Abstract]
Other Accrued Liabilities	Other Accrued Liabilities
Other accrued liabilities consist of the following:

	April 28, 2024	April 30, 2023
Accrued payroll	$3,010	$2,241
Accrued sales & income tax	1,566	1,072
Accrued interest	206	924
Landlord advances on construction buildout	—	912
Accrued insurance	311	864
Oaktree Tranche 2 Written Option	1,012	—
Accrued other	285	387
Accrued professional fees	156	288
Total	6,546	6,688